Business Combinations (Tables)	6 Months Ended
Sep. 30, 2011
Business Combinations (Abstract)
Summary Of The Fair Value Of The Assets Acquired And The Liabilities Assumed, As Of The Date Of The Share Purchase

	Millions of yen	Translation into millions of U.S. dollars
Assets:
Cash and cash deposits	¥78,634	$1,021
Loans receivable(1)	54,023	701
Receivables from other than customers	12,865	167
Office buildings, land, equipment and facilities	715,683	9,290
Intangible assets(2)	60,048	779
Assets other than above(3)	1,290,121	16,746

Total assets	2,211,374	28,704

Liabilities:
Short-term borrowings	82,800	1,075
Long-term borrowings	952,932	12,369
Liabilities other than above	748,889	9,720

Total liabilities	1,784,621	23,164
Equity attributable to NHI's shareholders	120,962	1,570

Noncontrolling interests of NLB(4)	22,397	291

Noncontrolling interests attributable to other than shareholders of NLB(5)	283,394	3,679

Acquisition costs and fair value of previously held equity investments in NLB and other newly consolidated subsidiaries	75,999	986

Goodwill	¥(44,963)	$(584)

(1)	Valuation is based on the difference between the gross contractual amounts receivable of ¥54,131 million ($703 million) and the estimate of the contractual cash flows not expected to be collected of ¥108 million ($1 million).
(2)	Includes finite-lived intangible assets related to client contracts and lease agreements which are amortized based on a weighted-average amortization period of nine years with no estimated residual value.
(3)	Include real estate classified as held for sale.
(4)	Valuation is based on the acquisition cost of the Share Purchases.
(5)	Valuation is based on either the market value or the net asset value as of the date of acquisition.

Pro-Forma Financial Information Presents Revenue And Net Income (Loss)

	Millions of yen, except per share amounts		Translation into millions of U.S. dollars, except per share amounts
	Six months ended September 30
	2010	2011	2011
Total revenue	¥873,122	¥847,892	$11,006
Net income (loss) attributable to NHI shareholders	¥30,564	¥(52,359)	$(680)
Basic net income (loss) attributable to NHI shareholders per share	8.37	(14.44)	(0.19)
Diluted net income (loss) attributable to NHI shareholders per share	8.34	(14.44)	(0.19)